Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Net Income (Loss) Per Share

4.     Net Income (Loss) Per Share

Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted average common shares outstanding during the period, without consideration for common stock equivalents. Diluted net income (loss) per share is calculated by adjusting the weighted average common shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method.

	Nine Months Ended
	September 30,
	2013	2014
Numerator
Net income (loss) (in thousands)	$(16,738)	$15,850
Denominator
Weighted-average common shares outstanding -basic	972,624	17,006,362
Dilutive effect of common shares from preferred stock	—	9,729,287
Dilutive effect of common shares from employee stock purchase plan	—	3,743
Dilutive effect of common shares from stock options	—	1,501,555

Weighted-average common shares outstanding -diluted	972,624	28,240,947

Net income (loss) per share-basic	$(17.21)	$0.93

Net income (loss) per share-diluted	$(17.21)	$0.56

The following weighted average numbers of convertible preferred stock and outstanding stock options were excluded from the calculation of diluted net loss per share for the nine months ended September 30, 2013 because including them would have had an anti-dilutive effect. Therefore, basic and diluted net loss per share were the same for the nine months ended September 30, 2013. The convertible preferred stock numbers shown in the table are on a common stock equivalent basis.

Nine Months Ended
September 30,
2013
Convertible preferred stock	20,914,137
Stock options	2,175,888

23,090,025

15.    Net Loss Per Share

Basic net loss per share is calculated by dividing net loss by the weighted average common shares outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by adjusting the weighted average common shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method.

	Years Ended December 31,
	2012	2013

Net loss (in thousands)	$(17,806)	$(20,613)
Weighted-average common shares outstanding - basic and diluted	911,354	975,158

Net loss per share-basic and diluted	$(19.54)	$(21.14)

The following convertible preferred stock and outstanding stock options were excluded from the calculation of diluted net loss per share for periods ended as of the dates indicated because including them would have had an anti-dilutive effect. Therefore, basic and diluted net loss per share were the same for all periods presented. The convertible preferred stock numbers shown in the table are on a common stock equivalent basis.

	December 31,
	2012	2013

Conversion of Series A preferred stock	3,770,267	3,770,267
Conversion of Series B preferred stock	4,556,638	4,556,638
Conversion of Series C preferred stock	6,767,673	6,767,673
Conversion of Series D preferred stock	5,819,559	5,819,559
Stock options	2,202,443	2,111,576

	23,116,580	23,025,713